CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 81,507	$ 71,931
Accounts receivable, net	26,097	29,317
Due from affiliate companies	296	0
Prepaid expenses and other current assets	6,234	10,618
Inventories	5,768	12,435
Total current assets	119,902	124,301
Deposits for vessels, port terminals and other fixed assets	44,254	23,225
Vessels, port terminals and other fixed assets, net	427,860	443,625
Intangible assets other than goodwill	67,074	70,897
Goodwill	104,096	104,096
Deferred drydock and special survey costs, net	20,303	18,084
Other long-term assets	2,130	1,905
Total noncurrent assets	665,717	661,832
Total assets	785,619	786,133
Current liabilities
Accounts payable	22,504	29,378
Due to affiliate companies	0	1,783
Accrued expenses	15,400	18,058
Deferred income	7,225	6,182
Due to related parties, net	3,825	5,469
Other current liabilities	0	6,800
Current portion of capital lease obligations	2,929	1,449
Current portion of long-term debt	69	69
Total current liabilities	51,952	69,188
Senior notes, net	367,178	366,250
Due to related parties, net	0	1,896
Long-term debt, net of current portion	321	390
Capital lease obligations, net of current portion	17,720	20,911
Deferred tax liability	10,917	12,735
Other long-term liabilities	1,518	988
Total noncurrent liabilities	397,654	403,170
Total liabilities	$ 449,606	$ 472,358
Commitments and contingencies
STOCKHOLDERS' EQUITY
Common stock - $1.00 par value: 50,000,000 authorized shares; 20,000 shares issued and outstanding in 2015 and 2014	$ 20	$ 20
Additional paid-in capital	303,441	303,441
Retained earnings	32,552	10,314
Total stockholders' equity	336,013	313,775
Total liabilities and stockholders' equity	$ 785,619	$ 786,133